REVENUE - Summary of Analysis of Revenue (Details) - USD ($) $ in Millions		3 Months Ended
		Mar. 31, 2026	Mar. 31, 2025
Disclosure of disaggregation of revenue from contracts with customers [line items]
Other revenue		$ 0.0	$ 0.1
License and other revenue - total	[1]	6.7	9.4
Collaboration revenue		298.4	185.6
Total revenue		305.1	195.0
Novartis
Disclosure of disaggregation of revenue from contracts with customers [line items]
License and other revenue		5.1	9.3
Related Party Sublicense
Disclosure of disaggregation of revenue from contracts with customers [line items]
License and other revenue		$ 1.6	$ 0.0

[1]	Certain prior year amounts included within other revenue have been combined into the license and other revenue line for comparative purposes.